Intangible Assets - Schedule of Intangible Assets (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Add: Additions	$ 75,293	$ 639,117
Total intangible assets	19,314,462	19,857,973	$ 20,437,958
Trade Secrets and Patents – at cost [Member]
Non-current assets
Cost	23,857,306	23,857,306
Less: Accumulated amortisation	(5,423,478)	(4,827,042)
Net carrying value	18,433,828	19,030,264
Patents and trademarks – at cost [Member]
Non-current assets
Cost	873,406	234,289
Add: Additions	75,293	639,117
Less: Accumulated amortisation	(68,065)	(45,697)
Net carrying value	$ 880,634	$ 827,709